GOODWILL - Activities for goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Balance at Beginning of Year	$ 37,797,301	$ 4,918,823
Acqusitions During the Year		38,729,250
Measurement Period Adjustments	114,300
Impairments During the Year	(37,911,601)	(5,850,772)
Balance at End of Year	$ 0	$ 37,797,301